Capital Structure, Financial Risk and Related Items - Maturity Profile of our Marketable Securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]
Disclosure of financial assets [line items]
Marketable securities	$ 0	$ 1,574	[1]	$ 1,967
2025
Disclosure of financial assets [line items]
Marketable securities	0	700
2026
Disclosure of financial assets [line items]
Marketable securities	0	449
2027
Disclosure of financial assets [line items]
Marketable securities	0	324
2028
Disclosure of financial assets [line items]
Marketable securities	0	46
2029
Disclosure of financial assets [line items]
Marketable securities	0	22
2030+
Disclosure of financial assets [line items]
Marketable securities	$ 0	$ 33

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.